     SALOMON BROTHERS
HIGH INCOME FUND INC.

     FORM N-Q
MARCH 31, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7162

Salomon Brothers High Income Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31
Date of reporting period: March 31, 2005

ITEM 1.    SCHEDULE OF INVESTMENTS

SALOMON BROTHERS HIGH INCOME FUND INC.

Schedule of Investments (unaudited)		March 31, 2005

FACE
AMOUNT	SECURITY	VALUE

LONG-TERM INVESTMENTS - 93.5%
CORPORATE BONDS & NOTES - 69.6%
Basic Industries - 11.9%
$ 175,000	Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30	$ 164,937
275,000	Acetex Corp., Sr. Notes, 10.875% due 8/1/09	294,250
375,000	Airgas, Inc., Sr. Sub. Notes, 9.125% due 10/1/11	409,687
75,000	AK Steel Corp., Sr. Notes, 7.875% due 2/15/09	73,875
100,000	Aleris International Inc., Sr. Secured Notes, 10.375% due 10/15/10	111,500
175,000	Anchor Glass Container Corp., Sr. Secured Notes, 11.000% due 2/15/13	158,812
175,000	Appleton Papers Inc., Sr. Sub. Notes, Series B, 9.750% due 6/15/14 (a)	183,750
250,000	Applied Extrusion Technologies, Inc., Sr. Notes, Series B,
	10.750% due 7/1/11 (a)(b)(c)	139,062
200,000	Berry Plastics Corp., Sr. Sub. Notes, 10.750% due 7/15/12 (a)	226,500
	Buckeye Technologies Inc., Sr. Sub. Notes:
101,000	9.250% due 9/15/08 (a)	101,000
75,000	8.000% due 10/15/10	74,625
150,000	Compass Minerals Group, Inc., Sr. Sub. Notes, 10.000% due 8/15/11	163,875
130,000	Crystal U.S. Holdings 3 LLC, Sr. Sub. Notes, 9.625% due 6/15/14 (d)	148,850
175,000	Equistar Chemicals L.P., Sr. Notes, 10.625% due 5/1/11	197,312
124,000	Huntsman International LLC, Sr. Sub. Notes, 10.125% due 7/1/09 (a)	129,580
100,000	IMCO Recycling Escrow Inc., Sr. Notes, 9.000% due 11/15/14 (d)	105,500
175,000	Innophos Inc., Sr. Sub. Notes, 8.875% due 8/15/14 (d)	184,625
350,000	ISP Chemco Inc., Sr. Sub. Notes, Series B, 10.250% due 7/1/11	380,625
325,000	KI Holdings, Inc., Sr. Discount Notes, zero coupon until 11/15/09,
	9.875% thereafter, due 11/15/14 (d)	201,500
	Lyondell Chemical Co., Sr. Secured Notes:
100,000	9.500% due 12/15/08	107,500
100,000	11.125% due 7/15/12	115,500
150,000	Methanex Corp., Sr. Notes, 8.750% due 8/15/12	174,000
200,000	Millennium America Inc., Sr. Notes, 9.250% due 6/15/08	215,500
50,000	Mueller Group, Inc., Sr. Sub. Notes, 10.000% due 5/1/12	54,250
225,000	Mueller Holdings Inc., Discount Notes, zero coupon until 4/15/09,
	14.750% thereafter, due 4/15/14	156,375
225,000	Newark Group, Inc., Sr. Sub. Notes, 9.750% due 3/15/14	229,500
75,000	OM Group, Inc., Sr. Sub. Notes, 9.250% due 12/15/11	77,625
250,000	Plastipak Holdings, Inc., Sr. Notes, 10.750% due 9/1/11	278,750
100,000	Pliant Corp., 2nd Priority Sr. Secured Notes, 11.125% due 9/1/09	100,500
100,000	Radnor Holdings Corp., Sr. Notes, 11.000% due 3/15/10	74,500
750,000	Republic Technologies International, LLC, Sr. Secured Notes,
	13.750% due 7/15/09 (b)(c)(e)	0
175,000	Resolution Performance Products, Inc., Sr. Sub. Notes, 13.500% due 11/15/10 (a)	189,875
	Rhodia S.A.:
25,000	Sr. Notes, 10.250% due 6/1/10 (a)	27,375
275,000	Sr. Sub. Notes, 8.875% due 6/1/11 (a)	268,813
200,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	193,000

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)		March 31, 2005

FACE
AMOUNT	SECURITY	VALUE

Basic Industries - 11.9% (continued)
$ 250,000	Smurfit-Stone Container Enterprises Inc., Sr. Notes, 8.375% due 7/1/12	$ 259,375
25,000	Stone Container Finance Co. of Canada II, Sr. Notes, 7.375% due 7/15/14	24,875
	Tekni-Plex, Inc.:
225,000	Sr. Secured Notes, 8.750% due 11/15/13 (d)	214,313
50,000	Sr. Sub. Notes, Series B, 12.750% due 6/15/10 (a)	42,000
81,000	Westlake Chemical Corp., Sr. Notes, 8.750% due 7/15/11	88,999

		6,342,490

Consumer Cyclical - 5.6%
250,000	AMF Bowling Worldwide, Inc., Sr. Sub. Notes, 10.000% due 3/1/10	257,500
175,000	Buffets Inc., Sr. Sub. Notes, 11.250% due 7/15/10	185,500
300,000	Cinemark Inc., Sr. Discount Notes, zero coupon until 3/15/09,
	9.750% thereafter, due 3/15/14	214,500
225,000	Denny's Holdings Inc., Sr. Notes, 10.000% due 10/1/12 (a)(d)	237,375
100,000	Eye Care Centers of America, Inc., Sr. Sub. Notes, 10.750% due 2/15/15 (d)	96,000
125,000	Finlay Fine Jewelry Corp., Sr. Notes, 8.375% due 6/1/12	118,750
350,000	Host Marriott L.P., Sr. Notes, 6.375% due 3/15/15 (d)	336,000
	Interface, Inc.:
125,000	Sr. Notes, 10.375% due 2/1/10	140,625
75,000	Sr. Sub. Notes, 9.500% due 2/1/14	79,312
50,000	LCE Acquisition Corp., Sr. Sub. Notes, 9.000% due 8/1/14 (d)	50,000
	Levi Strauss & Co., Sr. Notes:
25,000	7.730% due 4/1/12 (d)(f)	24,687
200,000	12.250% due 12/15/12 (a)	219,000
25,000	9.750% due 1/15/15 (d)	24,687
	MeriStar Hospitality Corp., Sr. Notes:
100,000	9.000% due 1/15/08	104,000
125,000	9.125% due 1/15/11 (a)	131,250
79,000	Saks Inc., Notes, 7.000% due 12/1/13 (a)	71,890
200,000	Sbarro, Inc., Sr. Notes, 11.000% due 9/15/09 (a)	194,000
	Six Flags, Inc., Sr. Notes:
2,000	8.875% due 2/1/10	1,890
100,000	9.750% due 4/15/13 (a)	93,750
75,000	9.625% due 6/1/14 (a)	69,563
225,000	Starwood Hotels & Resorts Worldwide, Inc., Sr. Notes, 7.875% due 5/1/12	246,938
75,000	Toys R Us, Inc., Notes, 7.375% due 10/15/18	63,000

		2,960,217

Consumer Non-Cyclical - 12.8%
175,000	aaiPharma Inc., Sr. Sub. Notes, 12.000% due 4/1/10 (a)(f)	86,625
200,000	AmeriPath, Inc., Sr. Sub. Notes, 10.500% due 4/1/13	200,000
175,000	Ameristar Casinos, Inc., Sr. Sub. Notes, 10.750% due 2/15/09	192,062
44,000	Applica Inc., Sr. Sub. Notes, 10.000% due 7/31/08	44,660
25,000	Athena Neurosciences Finance LLC, Sr. Notes, 7.250% due 2/21/08 (a)	21,062

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)		March 31, 2005

FACE
AMOUNT	SECURITY	VALUE

Consumer Non-Cyclical - 12.8% (continued)
	Caesars Entertainment Inc., Sr. Sub. Notes:
$ 300,000	8.875% due 9/15/08	$ 329,625
125,000	8.125% due 5/15/11	139,062
133,020	Dade Behring Holdings Inc., Sr. Sub. Notes, 11.910% due 10/3/10	145,657
100,000	DaVita Inc., Sr. Sub. Notes, 7.250% due 3/15/15 (d)	98,500
225,000	Doane Pet Care Co., Sr. Sub. Notes, 9.750% due 5/15/07 (a)	221,625
175,000	Extendicare Health Services, Inc., Sr. Notes, 9.500% due 7/1/10	192,281
100,000	HCA Inc., Notes, 6.375% due 1/15/15	99,764
175,000	Herbst Gaming Inc., Sr. Sub. Notes, 7.000% due 11/15/14 (d)	175,000
150,000	Hines Nurseries, Inc., Sr. Notes, 10.250% due 10/1/11	162,750
250,000	Home Interiors & Gifts, Inc., Sr. Sub. Notes, 10.125% due 6/1/08 (a)	207,500
200,000	IASIS Healthcare LLC, Sr. Sub. Notes, 8.750% due 6/15/14	209,500
175,000	Icon Health & Fitness, Inc., Sr. Sub. Notes, 11.250% due 4/1/12 (a)	123,375
200,000	Inn of the Mountain Gods Resort & Casino, Sr. Notes, 12.000% due 11/15/10	236,000
125,000	InSight Health Services Corp., Sr. Sub. Notes, Series B, 9.875% due 11/1/11 (a)	123,125
114,000	Jafra Cosmetics International Inc., Sr. Sub. Notes, 10.750% due 5/15/11	131,670
100,000	Jean Coutu Group, Inc., Sr. Sub. Notes, 8.500% due 8/1/14	97,625
175,000	Kerzner International Ltd., Sr. Sub. Notes, 8.875% due 8/15/11	188,563
175,000	Las Vegas Sands Corp., Sr. Notes, 6.375% due 2/15/15 (d)	166,906
100,000	Leiner Health Products Inc., Sr. Sub. Notes, 11.000% due 6/1/12	108,000
150,000	Medical Device Manufacturing Inc., Sr. Sub. Notes, Series B,
	10.000% due 7/15/12	161,250
	MGM MIRAGE:
75,000	Sr. Notes, 6.750% due 9/1/12	75,938
300,000	Sr. Sub. Notes, 9.750% due 6/1/07	324,000
100,000	Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.875% due 2/15/15 (d)	99,500
1,400,000	Nebco Evans Holding Co., Sr. Discount Notes, 12.375% due 7/15/07 (b)(c)(e)	0
89,856	Nutritional Sourcing Corp., Notes, 10.125% due 8/1/09	66,943
200,000	Omega Healthcare Investors Inc., Sr. Notes, 7.000% due 4/1/14	201,000
225,000	Pinnacle Entertainment, Inc., Sr. Sub. Notes, 8.250% due 3/15/12	226,125
200,000	Pinnacle Foods Holding Corp., Sr. Sub. Notes, 8.250% due 12/1/13 (a)	172,000
175,000	Playtex Products Inc., Sr. Sub. Notes, 9.375% due 6/1/11 (a)	182,875
	Rite Aid Corp.:
50,000	Notes, 7.125% due 1/15/07 (a)	50,250
250,000	Sr. Notes, 7.625% due 4/15/05	250,313
250,000	Sealy Mattress Co., Sr. Sub. Notes, 8.250% due 6/15/14	261,875
125,000	Simmons Bedding Co., Sr. Discount Notes, zero coupon until 12/15/09,
	10.000% due 12/15/14 (d)	78,750
25,000	Station Casinos, Inc., Sr. Sub. Notes, 6.875% due 3/1/16 (a)	25,156
125,000	Sybron Dental Specialties, Inc., Sr. Sub. Notes, 8.125% due 6/15/12	134,688

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)		March 31, 2005

FACE
AMOUNT	SECURITY	VALUE

Consumer Non-Cyclical - 12.8% (continued)
	Tenet Healthcare Corp., Sr. Notes:
$ 125,000	6.500% due 6/1/12	$ 115,625
200,000	7.375% due 2/1/13 (a)	189,500
100,000	6.875% due 11/15/31	80,500
275,000	Triad Hospitals, Inc., Sr. Sub. Notes, 7.000% due 11/15/13	271,563
150,000	VWR International, Inc., Sr. Sub. Notes, 8.000% due 4/15/14	152,625

		6,821,413

Energy - 5.3%
	Dynegy Holdings Inc.:
	Sr. Debentures:
100,000	7.125% due 5/15/18	79,000
400,000	7.625% due 10/15/26 (a)	310,500
100,000	Sr. Secured Notes, 9.875% due 7/15/10 (d)	107,625
	El Paso Corp.:
200,000	Notes, 7.875% due 6/15/12 (a)	200,000
	Sr. Notes:
250,000	7.800% due 8/1/31 (a)	236,250
300,000	7.750% due 1/15/32 (a)	284,250
150,000	Hanover Compressor Co., Sub. Notes, zero coupon due 3/31/07	132,750
200,000	Key Energy Services, Inc., Sr. Notes, Series C, 8.375% due 3/1/08	208,250
180,000	Magnum Hunter Resources, Inc., Sr. Notes, 9.600% due 3/15/12	202,500
	Petronas Capital Ltd.:
50,000	7.000% due 5/22/12 (d)	55,188
125,000	7.875% due 5/22/22 (d)	149,793
150,000	Swift Energy Co., Sr. Sub. Notes, 9.375% due 5/1/12	163,500
	The Williams Cos., Inc., Notes:
100,000	7.625% due 7/15/19	108,750
475,000	7.875% due 9/1/21	520,125
50,000	8.750% due 3/15/32	59,625

		2,818,106

Financial - 0.0%
493,850	Airplanes Pass-Through Trust, Series D, 10.875% due 3/15/19 (b)(c)(e)	0

Housing Related - 1.2%
200,000	Associated Materials Inc., Sr. Sub. Notes, 9.750% due 4/15/12	216,000
100,000	Collins & Aikman Floor Coverings Inc., Sr. Sub. Notes, Series B,
	9.750% due 2/15/10	107,000
100,000	Nortek Inc., Sr. Sub. Notes, 8.500% due 9/1/14	97,000
225,000	Ply Gem Industries, Inc., Sr. Sub. Notes, 9.000% due 2/15/12	213,750

		633,750

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)		March 31, 2005

FACE
AMOUNT	SECURITY	VALUE

Manufacturing - 5.6%
$ 175,000	Alliant Techsystems Inc., Sr. Sub. Notes, 8.500% due 5/15/11	$ 186,375
25,000	Case New Holland Inc., Sr. Notes, 9.250% due 8/1/11 (d)	26,750
175,000	Flowserve Corp., Sr. Sub. Notes, 12.250% due 8/15/10 (a)	191,187
100,000	Ford Motor Co., Notes, 7.450% due 7/16/31	90,703
	Ford Motor Credit Co.:
100,000	Notes, 7.875% due 6/15/10	101,915
25,000	Sr. Notes, 7.250% due 10/25/11	24,702
75,000	General Binding Corp., Sr. Notes, 9.375% due 6/1/08	75,750
	General Motors Acceptance Corp., Notes:
50,000	6.750% due 12/1/14 (a)	43,263
475,000	8.000% due 11/1/31	414,687
350,000	General Motors Corp., Sr. Debentures, 8.375% due 7/15/33 (a)	300,231
100,000	Invensys PLC, Sr. Notes, 9.875% due 3/15/11 (a)(d)	102,250
500,000	Key Plastics Holdings, Inc., Sr. Sub. Notes, Series B,
	10.250% due 3/15/07 (b)(c)(e)	625
100,000	Keystone Automotive Operations Inc., Sr. Sub. Notes, 9.750% due 11/1/13	101,000
75,000	Kinetek, Inc., Sr. Notes, Series D, 10.750% due 11/15/06	69,188
250,000	L-3 Communications Corp., Sr. Sub. Notes, 7.625% due 6/15/12	266,875
125,000	Moll Industries, Inc., Sr. Sub. Notes, 10.500% due 7/1/08 (b)(c)(e)	0
100,000	NMHG Holding Co., Sr. Notes, 10.000% due 5/15/09	108,250
200,000	Sensus Metering Systems, Inc., Sr. Sub. Notes, 8.625% due 12/15/13	205,500
200,000	Sequa Corp., Sr. Notes, 9.000% due 8/1/09	215,000
100,000	Tenneco Automotive Inc., Sr. Secured Notes, Series B, 10.250% due 7/15/13	112,000
250,000	Terex Corp., Sr. Sub. Notes, Series B, 10.375% due 4/1/11	273,125
50,000	TRW Automotive Inc., Sr. Sub. Notes, 11.000% due 2/15/13	56,250

		2,965,626

Media - Cable - 8.5%
200,000	Atlantic Broadband Finance LLC, Sr. Sub. Notes, 9.375% due 1/15/14 (d)	193,000
	Cablevision Systems Corp., Sr. Notes:
350,000	6.669% due 4/1/09 (d)(f)	372,750
75,000	8.000% due 4/15/12 (d)	77,437
164,342	CanWest Media Inc., Sr. Sub. Notes, 8.000% due 9/15/12 (d)	173,792
	Charter Communications Holdings, LLC:
	Sr. Discount Notes:
175,000	Zero coupon until 1/15/06, 13.500% thereafter, due 1/15/11	140,875
1,275,000	Zero coupon until 5/15/06, 11.750% thereafter, due 5/15/11	886,125
75,000	Zero coupon until 1/15/07, 12.125% thereafter, due 1/15/12	47,250
25,000	Sr. Notes, 8.625% due 4/1/09 (a)	19,437
100,000	Dex Media East LLC/Dex Media East Finance Co., Sr. Notes,
	9.875% due 11/15/09	110,500
150,000	Dex Media Inc., Discount Notes, zero coupon until 11/15/08,
	9.000% thereafter, due 11/15/13	114,750
195,000	Dex Media West LLC/Dex Media Finance Co., Sr. Sub. Notes, Series B,
	9.875% due 8/15/13	218,400

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)		March 31, 2005

FACE
AMOUNT	SECURITY	VALUE

Media - Cable - 8.5% (continued)
$ 175,000	DirecTV Holdings LLC, Sr. Notes, 8.375% due 3/15/13	$ 190,312
357,000	EchoStar DBS Corp., Sr. Notes, 9.125% due 1/15/09 (a)	382,882
125,000	Houghton Mifflin Co., Sr. Discount Notes, zero coupon until 10/15/08,
	11.500% thereafter, due 10/15/13 (a)	87,500
175,000	Insight Midwest, L.P., Sr. Notes, 10.500% due 11/1/10	188,125
100,000	Interep National Radio Sales, Inc., Sr. Sub. Notes, Series B,
	10.000% due 7/1/08 (a)	79,250
225,000	Mediacom LLC, Sr. Notes, 9.500% due 1/15/13 (a)	225,562
175,000	NextMedia Operating, Inc., Sr. Sub. Notes, 10.750% due 7/1/11	191,844
200,000	Radio One, Inc., Sr. Sub. Notes, Series B, 8.875% due 7/1/11	215,000
50,000	R.H. Donnelley Finance Corp. I, Sr. Sub. Notes, 10.875% due 12/15/12 (d)	57,875
	Yell Finance B.V.:
349,000	Sr. Discount Notes, zero coupon until 8/1/06, 13.500% thereafter, due 8/1/11	349,000
17,000	Sr. Notes, 10.750% due 8/1/11 (a)	19,231
	Young Broadcasting Inc., Sr. Sub. Notes:
50,000	10.000% due 3/1/11 (a)	51,375
125,000	8.750% due 1/15/14 (a)	119,063

		4,511,335

Services/Other - 2.5%
100,000	Allied Security Escrow Corp., Sr. Sub. Notes, 11.375% due 7/15/11	103,000
425,000	Allied Waste North America, Inc., Sr. Notes, Series B, 7.375% due 4/15/14 (a)	386,750
150,000	Brand Services, Inc., Sr. Sub. Notes, 12.000% due 10/15/12	167,250
	Cenveo Corp.:
125,000	Sr. Notes, 9.625% due 3/15/12	133,750
75,000	Sr. Sub. Notes, 7.875% due 12/1/13 (a)	67,312
1,000,000	The Holt Group, Inc., Sr. Notes, 9.750% due 1/15/06 (b)(c)(e)	0
250,000	Iron Mountain Inc., Sr. Sub. Notes, 7.750% due 1/15/15	248,125
75,000	Muzak LLC, Sr. Notes, 10.000% due 2/15/09	61,875
162,000	SITEL Corp., Sr. Sub. Notes, 9.250% due 3/15/06	162,810

		1,330,872

Technology - 2.0%
	Amkor Technology Inc.:
125,000	Sr. Notes, 9.250% due 2/15/08 (a)	120,000
100,000	Sr. Sub. Notes, 10.500% due 5/1/09 (a)	90,000
550,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29 (a)	477,125
175,000	Nortel Networks Ltd., Notes, 6.125% due 2/15/06	176,313
175,000	Seagate Technology HDD Holdings, Sr. Notes, 8.000% due 5/15/09	186,813

		1,050,251

Telecommunications - 8.8%
	Alamosa (Delaware), Inc.:
16,000	Sr. Discount Notes, zero coupon until 7/31/05, 12.000% thereafter,
	due 7/31/09	17,480
162,000	Sr. Notes, 11.000% due 7/31/10	185,085
75,000	American Tower Corp., Sr. Notes, 9.375% due 2/1/09	79,125

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)		March 31, 2005

FACE
AMOUNT	SECURITY	VALUE

Telecommunications - 8.8% (continued)
$ 160,000	American Tower Escrow Corp., Discount Notes, zero coupon due 8/1/08	$ 120,800
225,000	AT&T Corp., Sr. Notes, 9.750% due 11/15/31	275,625
200,000	Centennial Communications Corp., Sr. Notes, 8.125% due 2/1/14	206,000
525,000	Crown Castle International Corp., Sr. Notes, 7.500% due 12/1/13	578,812
75,000	Intelsat (Bermuda) Ltd., Sr. Notes, 7.805% due 1/15/12 (a)(d)	76,500
290,000	MCI Inc., Sr. Notes, 8.735% due 5/1/14	319,725
800,000	Nextel Communications, Inc., Sr. Notes, 7.375% due 8/1/15	849,000
100,000	PanAmSat Corp., Sr. Notes, 9.000% due 8/15/14	106,000
375,000	Qwest Corp., Notes, 9.125% due 3/15/12 (d)	409,688
	Qwest Services Corp., Notes:
300,000	14.000% due 12/15/10 (d)	348,750
81,000	14.500% due 12/15/14 (d)	98,213
	SBA Communications Corp.:
25,000	Sr. Discount Notes, zero coupon until 12/15/07, 9.750% thereafter,
	due 12/15/11 (a)	21,688
175,000	Sr. Notes, 8.500% due 12/1/12 (d)	182,000
75,000	SpectraSite, Inc., Sr. Notes, 8.250% due 5/15/10	78,563
	UbiquiTel Operating Co., Sr. Notes:
75,000	9.875% due 3/1/11	83,063
125,000	9.875% due 3/1/11 (d)	138,438
175,000	U.S. Unwired Inc., Sr. Secured Notes, Series B, 10.000% due 6/15/12	194,688
200,000	Western Wireless Corp., Sr. Notes, 9.250% due 7/15/13	229,000
125,000	Zeus Special Subsidiary Ltd., Sr. Discount Notes, zero coupon until 2/1/10,
	9.250% thereafter, due 2/1/15 (d)	79,687

		4,677,930

Transportation - 0.4%
	Continental Airlines, Inc., Pass-Through Certificates:
100,836	Series 00-2, 8.312% due 4/2/11	81,839
53,401	Series 981C, 6.541% due 9/15/08	49,081
75,000	General Maritime Corp., Sr. Notes, 10.000% due 3/15/13	83,812

		214,732

Utilities - 5.0%
	The AES Corp., Sr. Notes:
125,000	8.750% due 6/15/08	132,812
50,000	9.500% due 6/1/09	54,937
100,000	9.375% due 9/15/10	110,750
150,000	7.750% due 3/1/14 (a)	155,625
200,000	Allegheny Energy Supply Statutory Trust 2001, Sr. Secured Notes,
	10.250% due 11/15/07 (d)	222,000
470,000	Calpine Corp., 2nd Priority Sr. Secured Notes, 8.500% due 7/15/10 (a)(d)	371,300
100,000	Calpine Generating Co. LLC, Sr. Secured Notes, 12.390% due 4/1/11 (f)	96,000
	Edison Mission Energy, Sr. Notes:
175,000	7.730% due 6/15/09	183,312
275,000	9.875% due 4/15/11 (a)	319,000

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)		March 31, 2005

FACE
AMOUNT	SECURITY	VALUE

Utilities - 5.0% (continued)
$ 225,000	Mirant Americas Generation, LLC, Sr. Notes, 9.125% due 5/1/31 (b)(c)	$ 245,813
313,000	NRG Energy, Inc., Sr. Secured Notes, 8.000% due 12/15/13 (d)	332,563
	Reliant Energy Inc., Sr. Secured Notes:
50,000	9.250% due 7/15/10	53,750
375,000	9.500% due 7/15/13	409,688

		2,687,550

	TOTAL CORPORATE BONDS & NOTES
	(Cost - $39,058,552)	37,014,272

CONVERTIBLE BONDS & NOTES - 0.3%
Technology - 0.0%
29,000	Sanmina-SCI Corp., Sub. Debentures, zero coupon due 9/12/20	15,769

Telecommunications - 0.3%
125,000	American Tower Corp., Notes, 5.000% due 2/15/10	124,219

	TOTAL CONVERTIBLE BONDS & NOTES
	(Cost - $76,936)	139,988

SOVEREIGN BONDS - 19.0%
Argentina - 0.6%
	Republic of Argentina†:
185,000	Discount Bond, Series L-GL, 3.500% due 3/31/23 (b)(c)(f)	108,687
400,000	Par Bond, Series L-GP, 6.000% due 3/31/23 (b)(c)	234,000

		342,687

Brazil - 4.2%
	Federative Republic of Brazil:
340,000	12.250% due 3/6/30	413,100
25,000	11.000% due 8/17/40	27,831
1,593,206	C Bond, 8.000% due 4/15/14	1,580,261
176,472	DCB, Series L, 3.125% due 4/15/12 (f)	165,884
69,231	FLIRB, Series L, 3.063% due 4/15/09 (f)	68,279

		2,255,355

Bulgaria - 0.2%
75,000	Republic of Bulgaria, 8.250% due 1/15/15 (d)	91,687

Chile - 0.3%
175,000	Republic of Chile, 5.500% due 1/15/13	179,394

Colombia - 1.0%
	Republic of Colombia:
75,000	10.500% due 7/9/10	83,625
250,000	10.000% due 1/23/12	273,750
25,000	10.750% due 1/15/13	28,094
95,000	10.375% due 1/28/33	101,175
50,000	Medium-Term Notes, 11.750% due 2/25/20	60,125

		546,769

Ecuador - 0.5%
270,000	Republic of Ecuador, 12.000% due 11/15/12 (d)	272,025

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)		March 31, 2005

FACE
AMOUNT	SECURITY	VALUE

El Salvador - 0.2%
$100,000	Republic of El Salvador, 7.750% due 1/24/23 (d)	$109,000

Mexico - 4.1%
	United Mexican States:
25,000	7.500% due 1/14/12	27,600
75,000	11.375% due 9/15/16	107,625
	Medium-Term Notes:
60,000	8.300% due 8/15/31	68,925
	Series A:
50,000	6.375% due 1/16/13	51,838
528,000	5.875% due 1/15/14	525,360
895,000	6.625% due 3/3/15	931,919
275,000	8.000% due 9/24/22	313,500
150,000	7.500% due 4/8/33	159,675

		2,186,442

Panama - 0.7%
	Republic of Panama:
175,000	7.250% due 3/15/15	175,000
50,000	9.375% due 1/16/23	56,500
50,000	8.875% due 9/30/27	54,125
50,000	9.375% due 4/1/29	57,500
28,636	PDI, 3.750% due 7/17/16 (f)	26,774

		369,899

Peru - 0.8%
	Republic of Peru:
200,000	9.875% due 2/6/15	232,500
100,000	8.750% due 11/21/33	104,750
74,250	FLIRB, 5.000% due 3/7/17 (f)	69,795

		407,045

The Philippines - 0.8%
	Republic of the Philippines:
300,000	9.375% due 1/18/17	318,000
75,000	10.625% due 3/16/25	80,906

		398,906

Russia - 3.0%
150,000	Aries Vermoegensverwaltungs GmbH, Russian Federation,
	Credit-Linked Notes, Series C, 9.600% due 10/25/14 (d)	181,125
	Russian Federation:
25,000	12.750% due 6/24/28 (d)	41,000
1,310,000	5.000% due 3/31/30 (d)(f)	1,346,418

		1,568,543

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)		March 31, 2005

FACE
AMOUNT	SECURITY	VALUE

South Africa - 0.4%
	Republic of South Africa:
$ 25,000	9.125% due 5/19/09	$ 28,563
175,000	6.500% due 6/2/14	184,406

		212,969

Turkey - 0.9%
	Republic of Turkey:
25,000	11.750% due 6/15/10	30,188
300,000	11.500% due 1/23/12	366,750
25,000	11.000% due 1/14/13	30,375
15,000	11.875% due 1/15/30	20,138
50,000	Collective Action Securities, 9.500% due 1/15/14	56,500

		503,951

Ukraine - 0.3%
140,006	Republic of Ukraine, 11.000% due 3/15/07 (d)	150,332

Uruguay - 0.2%
100,000	Republic of Uruguay, Benchmark Bonds, 7.250% due 2/15/11	95,500

Venezuela - 0.8%
	Bolivarian Republic of Venezuela:
140,000	5.375% due 8/7/10	125,300
125,000	8.500% due 10/8/14	124,375
	Collective Action Securities:
100,000	10.750% due 9/19/13	112,000
75,000	9.375% due 1/13/34	74,813

		436,488

	TOTAL SOVEREIGN BONDS (Cost - $9,679,675)	10,126,992

LOAN PARTICIPATION (f)(g) - 0.1%
40,890	Kingdom of Morocco, Tranche A, 3.803% due 1/2/09 (JPMorgan Chase & Co.) (Cost - $40,441)	40,276

SHARES

COMMON STOCK (c) - 4.0%
500	AmeriKing, Inc. (e)	0
6,084	Axiohm Transaction Solutions, Inc. (e)	0
3,747	Mattress Discounters Co. (e)	0
10,684	NTL Inc. (a)	680,250
13,046	SpectraSite, Inc. (a)	756,277
21,318	Telewest Global Inc. (a)	379,247
30,530	UnitedGlobalCom, Inc., Class A Shares	288,814

	TOTAL COMMON STOCK (Cost - $1,921,529)	2,104,588

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)		March 31, 2005

SHARES	SECURITY	VALUE

ESCROW SHARES (c)(e) - 0.0%
1,000,000	Breed Technologies, Inc.	$0
1,000,000	Pillowtex Corp.	0

	TOTAL ESCROW SHARES (Cost - $0)	0

PREFERRED STOCK - 0.4%
271	Alamosa Holdings, Inc., 7.500% Cumulative Convertible, Series B (a)	235,296
1,271	AmeriKing, Inc., 13.000% Sr. Exchangeable (c)(e)(h)	0
8	Anvil Holdings Inc., 13.000% Sr. Exchangeable, Series B	82
	TCR Holdings Corp.:
803	Class B (c)(e)	1
442	Class C (c)(e)	0
1,165	Class D (c)(e)	1
2,410	Class E (c)(e)	2

	TOTAL PREFERRED STOCK (Cost - $83,265)	235,382

WARRANTS

WARRANTS (c) - 0.1%
160	American Tower Escrow Corp., (Exercise price of $0.01 per share expiring on
	8/1/08. Each warrant exercisable fo	35,920
250	Brown Jordan International Inc., (Exercise price of $0.01 per share expiring on
	8/15/07. Each warrant exercisable fo	2
1,607,813	ContiFinancial Corp., Units of Interest, (Represents interests in a trust in the
	liquidation of ContiFinancial Corp. and its affiliates.)	2,010
780	Mattress Discounters Corp., (Exercise price of $0.01 per share expiring on
	7/15/07. Each warrant exercisable fo
	and 0.539 shares of Class L common stock.) (d)(e)	0
100	Mueller Holdings, Inc., (Exercise price of $0.01 per share expiring on 4/15/14.
	Each warrant exercisable for 109.820 share of common stock.)	8,025
6,723	Pillowtex Corp., (Exercise price of $28.99 per share expiring on 11/24/09. Each
	warrant exercisable for 1.000 share of common stock.) (e)	7

	TOTAL WARRANTS (Cost - $37,522)	45,964

	TOTAL LONG-TERM INVESTMENTS (Cost - $50,897,920)	49,707,462

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)		March 31, 2005

FACE
AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENTS - 9.8%
REPURCHASE AGREEMENTS - 4.9%
$ 1,000,000	Interest in $668,807,000 joint tri-party repurchase agreement dated 3/31/05 with
	Goldman Sachs Group Inc., 2.850% due 4/1/05; Proceeds at
	maturity - $1,000,079; (Fully collateralized by various U.S. Treasury
	obligations, 0.000% to 8.750% due 4/28/05 to 5/15/20;
	Market value - $1,020,000)	$ 1,000,000
1,604,000	Interest in $954,517,000 joint tri-party repurchase agreement dated 3/31/05 with
	UBS Securities LLC, 2.840% due 4/1/05; Proceeds at maturity - $1,604,127;
	(Fully collateralized by various U.S. Government agency obligations,
	0.000% to 8.875% due 4/19/05 to 11/15/30; Market value - $1,636,080)	1,604,000

	TOTAL REPURCHASE AGREEMENTS (Cost - $2,604,000)	2,604,000

SHARES

SECURITIES PURCHASED FROM SECURITIES LENDING COLLATERAL - 4.9%
2,622,166	State Street Navigator Securities Lending Trust Prime Portfolio ( Cost - $2,622,166)	2,622,166

	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,226,166)	5,226,166

	TOTAL INVESTMENTS - 103.3% (Cost - $56,124,086*)	54,933,628
	Other Liabilities in Excess Assets - (3.3)%	(1,751,348)

	TOTAL NET ASSETS - 100.0%	$ 53,182,280

†	All Argentina bonds were tendered as of February 25, 2005, under a plan of reorganization of Argentina.

(a)	All or a portion of this security is on loan (See Notes 1 and 2).

(b)	Security is currently in default.

(c)	Non-income producing security.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Security is valued in accordance with fair valuation procedures.

(f)	Rate shown reflects current rate on instrument with variable rate or step coupon rates.

(g)	Participation interest was acquired through the financial institutions indicated parenthetically.

(h)	Payment-in-kind security for which all or part of the income earned may be paid as additional principle.

*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule: C Bond - Capitalization Bond. DCB - Debt Conversion Bond. FLIRB - Front-Loaded Interest Reduction Bond PDI - Past Due Interest.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Note 1. Organization and Significant Accounting Policies

Salomon Brothers High Income Fund Inc. (“Fund”) was incorporated in Maryland on September 14, 1992 and is registered as a diversified, closed-end, management investment company under the Investment Company Act of 1940 (the “1940 Act ”), as amended.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”):

(a) Investment Valuation. In valuing the Fund’s assets, all securities for which market quotations are readily available are valued (i) at the last sale price prior to the time of determination if there was a sale on the date of determination, (ii) at the mean between the last current bid and asked prices if there were no sales on such date and bid and asked quotations are available, and (iii) at the bid price if there were no sales price on such date and only bid quotations are available. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last current bid and asked price as of the close of business of that market. However, when the spread between bid and asked price exceeds five percent of the par value of the security, the security is valued at the bid price. Securities may also be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to Schedule of Investments (unaudited) (continued)

(d) Loan Participations. The Fund invests in fixed and floating rate loans arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“lenders”). The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing loan participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. When the Fund purchases assignments from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender. The Fund may have difficulty disposing of participations/assignments because the market for certain instruments may not be highly liquid.

(e) Credit and Market Risk. The yields of emerging markets debt obligations and high-yield corporate debt obligations reflect, among other things, perceived credit and market risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, overall greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund.

(f) Investment Transactions. Investment transactions are recorded on trade date.

Note 2. Investments

At March 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$ 3,355,878
Gross unrealized depreciation	(4,546,336)

Net unrealized depreciation	$(1,190,458)

At March 31, 2005, the Fund held one loan participation with a total cost of $40,441 and a total market value of $40,276.

At March 31, 2005, the Fund loaned securities having a market value of $2,564,275. The Fund received cash collateral amounting to $2,622,166, which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

ITEM 2.	CONTROLS AND PROCEDURES.

	(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

	(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers High Income Fund Inc.

By /s/ R. Jay Gerken

R. Jay Gerken Chief Executive Officer Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken

R. Jay Gerken Chief Executive Officer Date: May 27, 2005

By /s/ Frances M. Guggino

Frances M. Guggino Chief Financial Officer Date: May 27, 2005